Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Jun. 28, 2014
Current assets
Cash and cash equivalents	$ 891.5	$ 799.5
Investment securities	21.6	5.9
Accounts Receivable, Net	869.4	935.1
Inventories	656.8	631.6
Current deferred income taxes	64.6	62.8
Prepaid expenses and other current assets	130.1	116.0
Total current assets	2,634.0	2,550.9
Non-current assets
Property and Equipment, Net	761.7	779.9
Goodwill and other indefinite-lived intangible assets	3,503.0	3,543.8
Other intangible assets, net	6,671.8	6,787.0
Non-current deferred income taxes	28.5	23.6
Other non-current assets	182.0	195.0
Total non-current assets	11,147.0	11,329.3
Total Assets	13,781.0	13,880.2
Current liabilities
Accounts Payable	309.0	364.3
Short-term Debt	0	2.1
Payroll and related taxes	77.0	112.3
Accrued Customer Programs	274.5	256.5
Accrued Liabilities	179.9	179.4
Accrued Income Taxes	31.7	17.4
Current deferred income taxes	4.3	1.1
Current portion of long-term debt	141.5	141.6
Total current liabilities	1,017.9	1,074.7
Non-current liabilities
Long-term debt, less current portion	3,050.8	3,090.5
Non-current deferred income taxes	708.7	727.9
Other non-current liabilities	286.9	293.4
Total non-current liabilities	4,046.4	4,111.8
Liabilities	5,064.3	5,186.5
Commitments and Contingencies	0	0
Controlling interest:
Preferred shares, $0.0001 par value, 10 million shares authorized	0	0
Common stock, €0.0001 par value, 10 billion shares authorized	6,685.2	6,678.2
Accumulated other comprehensive income	74.3	139.6
Retained earnings	1,957.2	1,875.1
Total shareholders' equity	8,716.7	8,692.9
Noncontrolling interest	0	0.8
Shareholders' equity	8,716.7	8,693.7
Total liabilities and shareholders' equity	$ 13,781.0	$ 13,880.2
Supplemental Disclosures of Balance Sheet Information
Preferred shares, issued and outstanding	0	0
Ordinary shares, issued and outstanding	133.9	133.8